SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Extractive Industries [Abstract]
Proved leasehold costs	$ 6,496,427	$ 5,520,542
Accumulated, depletion and impairment	(5,211,250)	(3,225,527)
Oil and gas properties, net	$ 1,285,177	$ 2,295,015